Geographical Segment Information (Tables)	9 Months Ended
Sep. 30, 2022
Schedule of Geographical Segment Information

	Canada	Turkey	Bermuda	Bulgaria	Total
Revenue for the nine months ended September 30,
2022	$-	$3,589,368	$-	$-	$3,589,368
2021	$-	$2,837,024	$-	$-	$2,837,024
Non-current assets as at
September 30, 2022	$41,699	$11,565,531	$-	$3,146,176	$14,753,406
December 31, 2021	$-	$1,573,185	$-	$3,116,146	$4,689,331